OTHER LONG-TERM LIABILITIES (Tables)	13 Months Ended
Sep. 30, 2023
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about carrying value of other liabilities	The carrying value of other long-term liabilities consists of:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Contingent share consideration (i)	$—	$2,913
Lease liabilities (ii)	3,551	2,206
	$3,551	$5,119

Disclosure of detailed information about lease liabilities
The changes in the carrying value of current and non-current lease liabilities are as follows:

SEPTEMBER 30, 2023
Balance, August 31, 2022	$3,122
Lease additions	2,300
Lease payments	(1,157)
Interest expense on lease liabilities	299
Balance, September 30, 2023	4,564
Current portion (included in other liabilities)	(1,013)
Long-term portion	$3,551

Disclosure of detailed information about undiscounted contractual payments relating to the current and future lease liabilities
The undiscounted contractual payments relating to the current and future lease liabilities is:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Less than 1 year	$1,251	$1,060
1 to 2 years	1,081	1,009
2 to 3 years	503	778
3 to 4 years	459	241
4 to 5 years	461	131
Thereafter	1,944	240
Total	$5,699	$3,459